Intangible Assets and Goodwill - Additional Information (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Sep. 30, 2016 USD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets (note 8)	$ 7,650,598	$ 5,307,634	$ 850,000
Discount rate on discounted cash flow	15.70%
Terminal growth rate	2.00%
Increase in weighted average cost of capital	2.50%
IP Licensing and Capsule Agreement
Disclosure Of Intangible Assets [Line Items]
Intangible assets (note 8)	$ 2,719,840